Shareholder Report, Line Graph (Details) 195870_SGI Enhanced Nasdaq-100 ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Jun. 13, 2024	Aug. 31, 2026
SGI Enhanced Nasdaq-100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name				SGI Enhanced Nasdaq-100 ETF
Accumulated Value	$ 12,113	$ 10,172	$ 10,000	$ 15,446
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	12,081	10,425	10,000	$ 14,543
Nasdaq-100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq-100 Total Return Index
Accumulated Value	$ 12,070	$ 10,015	$ 10,000	$ 15,281